Rule 497(j)
                                                              File No. 33-87298
                                                              File No. 811-8902


                                                              February 9, 1996
VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      1838 Investment Advisors Funds
                           Post-Effective Amendment No. 1 to
                           Registration Statement on Form N-1A
                           File No. 33-87298
                           File No. 811-8902
                           CIK No. 0000933996

Ladies and Gentlemen:

     On behalf of the 1838 Investment Advisors Funds (the "Fund"), and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A as filed electronically on February 5, 1996.

     All questions and comments should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-1553.




                                                    Sincerely,



                                                    /s/ Laurie V. Brooks
                                                    ---------------------------
                                                        Assistant Secretary

LVB